Equity - Schedule of Stock Warrants Outstanding to Purchase Ordinary Shares (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Mar. 03, 2020
Medigus Warrant [Member]
Warrant, Issuance Date		Dec. 30, 2019
Warrant, Expiration Date		Dec. 30, 2022
Warrant, Exercise Price Per Share	[1]
Warrant, Number of Shares of Common Stock Underlying Warrants		2,688,492
Warrant B [Member]
Warrant, Issuance Date		Dec. 30, 2019	Dec. 30, 2019
Warrant, Expiration Date		Jun. 30, 2021	Jun. 30, 2021
Warrant, Exercise Price Per Share		$ 0.893	$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		6,826,623	6,826,623
Warrant B One [Member]
Warrant, Issuance Date		Mar. 03, 2020	Mar. 03, 2020
Warrant, Expiration Date		Sep. 03, 2021	Sep. 03, 2021
Warrant, Exercise Price Per Share		$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		1,959,504	1,959,504
Warrant A [Member]
Warrant, Issuance Date		May 18, 2020	Mar. 03, 2020
Warrant, Expiration Date		Nov. 18, 2021	Mar. 03, 2021
Warrant, Exercise Price Per Share		$ 0.595	$ 0.595	$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants		1,729,981	979,754
Warrant B Two [Member]
Warrant, Issuance Date		May 18, 2020	May 18, 2020
Warrant, Expiration Date		May 18, 2022	May 18, 2022
Warrant, Exercise Price Per Share		$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		4,132,232	4,132,232
Warrant A One [Member]
Warrant, Issuance Date		Jun. 23, 2020	May 18, 2020
Warrant, Expiration Date		Jun. 23, 2021	Mar. 03, 2021
Warrant, Exercise Price Per Share		$ 0.595	$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants		393,736	2,066,116
Warrant B Three [Member]
Warrant, Issuance Date		Jun. 23, 2020	Jun. 23, 2020
Warrant, Expiration Date		Dec. 23, 2021	Dec. 23, 2021
Warrant, Exercise Price Per Share		$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants		787,471	787,471
Warrant March 2021 [Member]
Warrant, Issuance Date		Mar. 29, 2021
Warrant, Expiration Date		Mar. 31, 2026
Warrant, Exercise Price Per Share		$ 1.150
Warrant, Number of Shares of Common Stock Underlying Warrants		22,222,223
Warrant [Member]
Warrant, Number of Shares of Common Stock Underlying Warrants		40,740,262	19,833,928

[1]	If ScoutCam achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 2,688,492 shares of the Company's common stock, which represents 10% of the Company's issued and outstanding share capital as of the Exchange Agreement.